Semiannual Report June 30, 2000

Oppenheimer
High Income Fund/VA

A Series of Oppenheimer Variable Account Funds


[logo]OppenheimerFunds(R)
      The Right Way to Invest
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Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA

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Objective
Oppenheimer High Income Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a high level of current income. It invests primarily in high-yield, high-risk, fixed-income securities both in the U.S. and abroad, including unrated securities and "junk" bonds that is securities in the lower rating categories. These securities may be considered to be speculative. Investing in foreign securities entails additional expenses and risks, including foreign-currency fluctuations, while investing in junk bonds carries a greater risk of default.

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Narrative by David Negri and Tom Reedy, Co-Portfolio Managers
During the six-month reporting period that ended June 30, 2000, Oppenheimer High Income Fund/VA provided a cumulative total return of -0.62%(1) in a very challenging investment environment. First, rising interest rates eroded the prices of most bond market sectors, especially the riskier, higher income sectors such as high-yield bonds. Second, high-yield bonds were adversely affected by their own, unique influences, including a higher-than-usual default rate. Finally, because high-yield bonds respond to changes in their issuers' stock prices, the high-yield market was generally hurt by the decline of the Nasdaq stock market during March and April, 2000.
         For income-oriented investors who can tolerate short-term price volatility, however, yields benefited from bonds' drop in prices, which was due to the higher interest rates. What's more, the differences in yield between high-yield bonds and U.S. Treasury securities recently reached very wide levels compared to historical norms. This is the case because bonds rated below "investment grade" are attempting to attract investors by paying unusually high rates of interest relative to the safest bonds available.
         Why do higher interest rates affect returns from high-yield bonds? This is because higher interest rates tend to increase borrowing costs for companies that finance their operations and growth though the bond market. Investors tend to become concerned that higher interest rates might reduce earnings for these companies. In the resulting environment, there is less demand for bonds.
         Of course, interest rates have been rising because of concerns that the U.S. economy may be growing too quickly, potentially re-igniting long-dormant inflationary pressures. To ease these pressures, the Federal Reserve Board has raised key short-term interest rates several times during this reporting period.
         In addition, the high-yield bond market has been adversely affected by more stringent loan requirements from many lenders, making credit scarce in both the banking system and public markets. This development is bad for companies that need to borrow in order to refinance maturing debt.
         In addition, many high-yield bond issuers are in high-growth sectors of the economy--such as telecommunications, technology and media--that need ongoing access to credit in order to build the physical facilities required for their business models. As a result, these companies are highly vulnerable to any market forces that threaten to curtail their access to capital.
         In this difficult environment, we have focused the portfolio primarily on the market's high-growth sectors, including telecommunications, technology and media companies. Within these areas, we've emphasized companies that have relatively strong balance sheets. For example, many cellular communications companies are at a stage in their life cycles where they're still growing, but may have completed the bulk of their infrastructure investments. On the other hand, some land-line telecommunications companies that are betting on new growth in the Internet are in a much earlier stage of development, and they tend not to have fully funded business plans. Our strategy of targeting companies with strong balance sheets represents a relatively conservative shift within an aggressive area of the market.(2)


1. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
2. The Fund's portfolio is subject to change.


2                        Oppenheimer High Income Fund/VA
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Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA

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In addition, we have generally avoided healthcare companies, especially long-term care facilities such as nursing homes. Some of the companies in this industry group have defaulted on their high-yield debt because of financial problems caused by reduced Medicare reimbursements. We have also had less exposure than the overall market to the basic manufacturing sector, such as paper, chemical and steel companies. This relatively light position helped the Fund's performance last year, when these companies' global operations were feeling pressure generated by economic weakness in overseas markets. By the same token, when these manufacturers' bond prices rebounded later in the reporting period, the Fund's returns were hurt by the investments we did not own.
         While we have been frustrated by the extent to which the high-yield bond market has been out of favor, we are encouraged that historically wide spreads may attract interest from investors who are no longer receiving spectacular results in the stock market. Nonetheless, the economic environment remains uncertain, and we do not expect any lasting recovery to take place until the success of the Federal Reserve Board's inflation-fighting strategy becomes clearer.
         In the meantime, high-yield bonds have been providing attractive levels of income, and, in our opinion, their prices are reflecting a worst-case economic scenario. Having the patience and discipline to take advantage of temporary market weaknesses is an important part of what makes OppenheimerFunds The Right Way to Invest.



                         Oppenheimer High Income Fund/VA                       3
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Statement of Investments  June 30, 2000 (Unaudited)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
================================================================================================================================
Mortgage-Backed Obligations--1.8%
--------------------------------------------------------------------------------------------------------------------------------
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(1)                                 $  200,000           $  148,969
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Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(2)                                                          167,000              126,398
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(2)                                                          167,000              123,710
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(2)                                                          166,000              111,246
--------------------------------------------------------------------------------------------------------------------------------
CBA Mortgage Corp., Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. E, 6.72%, 12/25/03(1)(2)                                                        250,000              214,844
Series 1993-C1, Cl. F, 6.72%, 12/25/03(1)(2)                                                        700,000              552,344
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First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997, Cl. D, 8.083%, 5/25/08(1)(2)                                                           300,000              247,594
Series 1997, Cl. E, 8.083%, 2/25/11(1)(2)                                                         1,500,000            1,096,875
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Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. E, 7.415%, 3/15/06(1)(2)                                                        835,342              700,512
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Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(1)                                                          254,890              209,328
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Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. E, 8%, 6/25/26                                                                  610,345              586,122
Series 1994-C2, Cl. G, 8%, 4/25/25                                                                  653,405              621,960
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                               393,927              357,182
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Salomon Brothers Mortgage Securities VII, Commercial Mtg.
Pass-Through Certificates, Series 1996-B, Cl. 1, 6.79%, 4/25/26(1)                                1,405,557              918,005
                                                                                                                      ----------
Total Mortgage-Backed Obligations (Cost $6,421,310)                                                                    6,015,089

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U.S. Government Obligations--1.9%
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U.S. Treasury Nts., 6.50%, 2/15/10 (Cost $6,173,906)                                              6,000,000            6,206,250

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Foreign Government Obligations--0.6%
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Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas,
Series I, 2.807%, 4/1/07(2)ARP                                                                    1,320,019              909,679
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Bulgaria (Republic of) Interest Arrears Bonds, 7.063%, 7/28/11(2)                                 1,450,000            1,161,813
                                                                                                                      ----------
Total Foreign Government Obligations (Cost $1,828,181)                                                                 2,071,492

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Loan Participations--1.5%
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Bank Rakyat Loan Participation Nts., Series 2 yr., 9.375%, 8/25/00(1)(2)                          1,000,000              985,000
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Shoshone Partners Loan Trust Sr. Nts., 8.252%, 4/28/02 (representing a basket of
reference loans and a total return swap between Chase Manhattan Bank and the Trust)(1)(2)         5,360,000            4,121,361
                                                                                                                      ----------
Total Loan Participations (Cost $6,418,474)                                                                            5,106,361


4                        Oppenheimer High Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
================================================================================================================================
Corporate Bonds and Notes--77.6%
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Aerospace/Defense--1.4%
BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                                          $  900,000           $  832,500
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Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
Series 1997-1, 1/1/01(1)                                                                            800,000              744,000
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Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08                      1,750,000            1,555,312
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Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                                             1,000,000              697,500
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Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          700,000              511,000
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Pegasus Aircraft Lease Securitization Trust Sr. Nts., Series 1997-A, Cl. B, 11.76%, 6/15/04(1)      272,050              276,757
                                                                                                                      ----------
                                                                                                                       4,617,069
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Chemicals--2.5%
Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                                       800,000              788,000
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ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                                          250,000               63,750
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Georgia Gulf Corp., 10.375% Sr. Sub. Nts., 11/1/07(3)                                               500,000              522,500
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Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                                800,000              810,000
10.125% Sr. Unsec. Sub. Nts., 7/1/09EUR                                                             500,000              497,274
Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(4)                                              800,000              268,000
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Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                              500,000              493,750
9.875% Sec. Nts., Series B, 5/1/07                                                                  500,000              495,000
10.875% Sr. Sub. Nts., 5/1/09                                                                       300,000              299,250
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PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(1)                                            500,000              312,500
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Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                                         700,000              465,500
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Polymer Group, Inc.:
8.75% Sr. Sub. Nts., 3/1/08                                                                       1,500,000            1,252,500
9% Sr. Sub. Nts., 7/1/07                                                                            250,000              213,750
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Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                                                 650,000              533,000
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Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                                800,000              660,000
12.375% Sr. Sec. Nts., Series B, 7/15/06                                                            600,000              612,000
                                                                                                                      ----------
                                                                                                                       8,286,774
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Consumer Durables--0.5%
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08                             752,000              665,520
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Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                              425,000              299,625
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Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08(1)                                      500,000              287,500
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TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(1)                                          350,000              376,726
                                                                                                                      ----------
                                                                                                                       1,629,371


                        Oppenheimer High Income Fund/VA                        5


Statement of Investments  (Unaudited) (Continued)

                                                                                             Principal                Market Value
                                                                                             Amount                   Note 1
--------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--1.4%
AKI Holdings, Inc., 0%/13.50% Sr. Disc. Debs., 7/1/09(5)                                     $    1,080,000           $  515,700
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AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                         1,000,000              795,000
--------------------------------------------------------------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                                    1,100,000            1,100,000
--------------------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(1)                            900,000              103,500
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Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                                 100,000               51,000
9% Sr. Nts., 11/1/06                                                                              1,185,000              859,125
--------------------------------------------------------------------------------------------------------------------------------
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                               1,200,000            1,188,000
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Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08                                      600,000               63,000
                                                                                                                      ----------
                                                                                                                       4,675,325
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Energy--4.5%
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06                                                                   1,000,000              940,000
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                                          1,000,000              975,000
--------------------------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                               1,040,000              670,800
--------------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                                  800,000              732,000
--------------------------------------------------------------------------------------------------------------------------------
Empresa Electric del Norte Grande SA, 10.50% Sr. Debs., 6/15/05(1)                                1,000,000              402,500
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                       800,000              804,000
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(3)                               2,400,000            2,250,000
--------------------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(1)                              1,025,000              630,375
--------------------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09(1)                                                   500,000              507,500
--------------------------------------------------------------------------------------------------------------------------------
National Energy Group, Inc., 10.75% Sr. Nts., Series D, 11/1/06(6)(7)                               500,000              267,500
--------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                 1,000,000              835,000
--------------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                                          800,000              760,000
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06                                                 1,000,000            1,095,000
--------------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08(1)                                              1,480,000              734,450
--------------------------------------------------------------------------------------------------------------------------------
RBF Finance Co.:
11% Sr. Sec. Nts., 3/15/06                                                                        1,000,000            1,076,250
11.375% Sr. Sec. Nts., 3/15/09                                                                      500,000              545,000
--------------------------------------------------------------------------------------------------------------------------------
Statia Terminals International NV/Statia Terminals (Canada), Inc.,
11.75% First Mtg. Nts., Series B, 11/15/03                                                          225,000              226,125
--------------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                                    735,000              701,925
--------------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(5)                        1,325,000              960,625
                                                                                                                      ----------
                                                                                                                      15,114,050
--------------------------------------------------------------------------------------------------------------------------------
Financial--1.7%
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                                           900,000              459,000
--------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC, Units (each unit consists of $1,000 principal amount
of 12.50% sr. nts., 11/1/06 and one warrant to purchase shares of common stock)(3)(8)               500,000              642,500
--------------------------------------------------------------------------------------------------------------------------------
Bakrie Investindo, Zero Coupon Promissory Nts., 3/26/1998(1)(6)(7)IDR                         1,000,000,000               17,138
--------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                              517,000              390,335
--------------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Sub. Nts., 3/1/07(3)                                                 600,000              600,750
--------------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(3)                                                      800,000              806,000
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Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                                 450,000              240,750


6                        Oppenheimer High Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                               Principal            Market Value
                                                                                               Amount               Note 1
--------------------------------------------------------------------------------------------------------------------------------
Financial  (continued)
PT Polysindo Eka Perkasa, 24% Nts., 6/19/03(6)(7)IDR                                           $657,200,000            $   9,761
--------------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08                   1,800,000            1,561,500
--------------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(1)(6)(7)                                   240,000              112,800
--------------------------------------------------------------------------------------------------------------------------------
Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06                                           600,000              595,500
--------------------------------------------------------------------------------------------------------------------------------
Veritas Capital Trust, 10% Nts., 1/1/28                                                             550,000              171,875
                                                                                                                      ----------
                                                                                                                       5,607,909
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.7%
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02                                                                            1,300,000              578,500
10.875% Sr. Sub. Disc. Nts., 2/1/04(1)                                                              100,000               45,000
--------------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                                      1,000,000              840,000
--------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                  325,000              308,750
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.:
10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03(6)(7)                                                 250,000               16,250
11.625% Sub. Nts., 6/15/02(6)(7)                                                                    800,000              204,000
12.625% Sub. Nts., 6/15/02(6)(7)                                                                    900,000              229,500
                                                                                                                      ----------
                                                                                                                       2,222,000
--------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--1.6%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                           520,000              293,800
--------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(5)                                501,000              374,497
--------------------------------------------------------------------------------------------------------------------------------
New World Pasta Co., 9.25% Sr. Nts., 2/15/09(1)                                                   1,200,000              720,000
--------------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                       1,600,000            1,336,000
--------------------------------------------------------------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10(1)(6)(7)                                       400,000              118,000
--------------------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                        925,000              832,500
--------------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07(1)                         1,175,000              934,125
--------------------------------------------------------------------------------------------------------------------------------
Triarc Consumer Products Group LLC, 10.25% Sr. Sub. Nts., 2/15/09                                   750,000              729,375
                                                                                                                      ----------
                                                                                                                       5,338,297
--------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--2.3%
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(6)(7)                               200,000               15,000
--------------------------------------------------------------------------------------------------------------------------------
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                                       700,000              661,500
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                                  800,000              756,000
--------------------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                                    1,000,000              780,000
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Nts., 6/15/07                                                    500,000              397,500
--------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                                     750,000              748,125
--------------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts., 6/1/04                                                             250,000              238,750
10.625% Second Priority Sr. Sec. Nts., 4/15/05                                                      750,000              663,750
11.50% Sr. Sec. Nts., 6/1/04                                                                        500,000              505,000
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                   1,130,000            1,101,750
10.875% Sr. Sub. Nts., 4/1/08                                                                       500,000              442,500
--------------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Unsec. Nts., 12/15/06(9)                                                       1,158,749            1,286,211
                                                                                                                      ----------
                                                                                                                       7,596,086


                        Oppenheimer High Income Fund/VA                        7


Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--4.3%
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995(6)(7)                       $    9,500          $        --
--------------------------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                     840,000              768,600
--------------------------------------------------------------------------------------------------------------------------------
Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                                     500,000              477,500
--------------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                      800,000              754,000
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                                500,000              513,750
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                               1,000,000            1,000,000
--------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                               1,300,000            1,287,000
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                          1,500,000            1,492,500
--------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                                         900,000              837,000
--------------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06(1)                                                   1,000,000              937,500
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09                               1,500,000            1,432,500
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(5)                                                                  1,200,000              820,500
9.25% Sr. Nts., 4/1/06                                                                              600,000              567,000
9.75% Sr. Nts., 6/15/07                                                                             300,000              291,375
--------------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                            1,000,000              960,000
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
9.75% Sr. Sub. Nts., 4/15/07                                                                        800,000              804,000
9.875% Sr. Sub. Nts., 7/1/10(3)                                                                     500,000              500,265
10.125% Sr. Sub. Nts., 3/15/06                                                                      800,000              814,000
                                                                                                                     -----------
                                                                                                                      14,257,490
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--2.3%
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08(1)                                   2,525,000            2,253,562
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceutical, Inc.:
8.75% Sr. Nts., 11/15/08(3)                                                                         300,000              297,000
9.75% Sr. Nts., 11/15/08(3)                                                                       1,065,000            1,054,350
--------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09(1)                               1,250,000            1,293,750
--------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08                                         1,000,000              510,000
--------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc., 11% Sr. Unsec. Nts., 5/15/05                                             450,000              468,000
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                                                      250,000              230,000
8.625% Sr. Sub. Nts., 1/15/07                                                                       300,000              288,000
9.25% Sr. Nts., 9/1/10(3)                                                                           850,000              860,625
--------------------------------------------------------------------------------------------------------------------------------
Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09                                                 250,000              258,750
                                                                                                                     -----------
                                                                                                                       7,514,037
--------------------------------------------------------------------------------------------------------------------------------
Housing--1.1%
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                              500,000              437,500
--------------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                                600,000              523,500
--------------------------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09                                     1,000,000              785,000
--------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Nts., Series B, 9/1/07                                                                 1,400,000            1,302,000
9.25% Sr. Nts., Series B, 3/15/07                                                                   625,000              587,500
                                                                                                                     -----------
                                                                                                                       3,635,500


8                       Oppenheimer High Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--1.7%
Amkor Technologies, Inc.:
9.25% Sr. Unsec. Nts., 5/1/06                                                                    $  800,000           $  793,000
10.50% Sr. Unsec. Sub. Nts., 5/1/09                                                                 500,000              503,125
--------------------------------------------------------------------------------------------------------------------------------
Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09                         1,000,000              867,500
--------------------------------------------------------------------------------------------------------------------------------
Chippac International Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09                           250,000              272,500
--------------------------------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                                                500,000              472,500
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07                       850,000              869,125
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.:
9% Sr. Unsec. Sub. Nts., 2/1/08                                                                   1,115,000            1,025,800
--------------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875% Sr. Sub. Nts., 7/1/10(3)                                     900,000              911,250
                                                                                                                      ----------
                                                                                                                       5,714,800
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--1.7%
Applied Power, Inc., 8.75% Sr. Sub. Nts., 4/1/09                                                    350,000              364,000
--------------------------------------------------------------------------------------------------------------------------------
Axia, Inc., 10.75% Sr. Sub. Nts., 7/15/08                                                           250,000              196,250
--------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                             500,000              512,500
--------------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(1)                                               400,000              143,000
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08(1)                               850,000              726,750
--------------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                                    500,000              192,500
--------------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                                  250,000              192,500
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                                         1,200,000            1,192,500
--------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                              500,000              505,000
--------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                                  700,000              644,000
--------------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                          560,000              100,800
--------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                        560,000              515,200
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08(1)                                       400,000              362,000
                                                                                                                      ----------
                                                                                                                       5,647,000
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.7%
AMFM Operating, Inc., 12.625% Sr. Sub. Debs., Series E, 10/31/06(9)                                 148,500              174,116
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp.:
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                                       975,000              982,312
9% Sr. Unsec. Sub. Nts., 10/1/08                                                                  1,700,000            1,755,250
--------------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                           650,000              552,500
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                        1,000,000              917,500
--------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 12% Sr. Sub. Nts., Series B, 5/15/04(2)                                            400,000              434,000
--------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09                                    600,000              600,000
--------------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                                             200,000              185,000
                                                                                                                      ----------
                                                                                                                       5,600,678


                        Oppenheimer High Income Fund/VA                        9


Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--8.3%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                   $  360,000          $   305,100
8.125% Sr. Nts., Series B, 7/15/03                                                                1,000,000              947,500
8.375% Sr. Nts., Series B, 2/1/08                                                                 1,000,000              888,750
9.25% Sr. Nts., 10/1/02                                                                             390,000              386,587
9.875% Sr. Nts., Series B, 3/1/07                                                                   140,000              134,750
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                           340,000              341,700
--------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(5)                                                         2,250,000            1,282,500
8.25% Sr. Unsec. Nts., 4/1/07                                                                       350,000              310,625
8.625% Sr. Unsec. Nts., 4/1/09                                                                      250,000              220,937
--------------------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10                                                   750,000              695,625
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.875% Sr. Unsec. Debs., 2/15/18                                                                  1,000,000              921,909
9.875% Sr. Sub. Nts., 5/15/06                                                                       350,000              358,750
10.50% Sr. Sub. Debs., 5/15/16                                                                      250,000              266,875
--------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05(5)                           2,350,000            2,241,313
--------------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                                       400,000              372,000
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(5)                                  500,000              267,500
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                3,000,000            2,895,000
--------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                   700,000              689,500
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/9.78% Sr. Nts., 11/15/09(3)(5)EUR                                                                500,000              260,020
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(5)                                                  1,000,000              640,000
9.875% Sr. Nts., 11/15/09(3)EUR                                                                     600,000              514,768
11.50% Sr. Unsec. Nts., Series B, 10/1/08                                                         1,600,000            1,600,000
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(5)                                              350,000              219,625
0%/9.75% Sr. Nts., Series B, 4/15/09(5)GBP                                                        3,225,000            2,587,634
10% Sr. Nts., Series B, 2/15/07                                                                   1,055,000            1,002,250
--------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD                                             500,000              336,607
--------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09(5)                                                               1,500,000              813,750
0%/9.875% Sr. Nts., 4/15/09(3)(5)GBP                                                              1,300,000            1,072,598
0%/11% Sr. Disc. Debs., 10/1/07(5)                                                                  990,000              942,975
11.25% Sr. Nts., 11/1/08                                                                          1,990,000            1,999,950
--------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(5)               1,040,000              733,200
--------------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts., Series B, 8/1/09                    1,400,000            1,225,000
                                                                                                                     -----------
                                                                                                                      27,475,298
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--2.9%
Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                  1,250,000            1,153,125
--------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(5)                                         2,800,000            1,526,000
--------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                         800,000              364,000
--------------------------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(3)                                                    427,457              392,526
--------------------------------------------------------------------------------------------------------------------------------
IPC Magazines Group plc, 0%/10.75% Bonds, 3/15/08(5)GBP                                           1,200,000            1,080,925
--------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                             815,000              823,150


10                      Oppenheimer High Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media  (continued)
Regal Cinemas, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/15/10                                       $  250,000           $   61,250
--------------------------------------------------------------------------------------------------------------------------------
SFX Entertainment, Inc.:
9.125% Sr. Unsec. Sub. Nts., 12/1/08                                                                900,000              909,000
9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08                                                     1,800,000            1,818,000
--------------------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                                 250,000              250,625
--------------------------------------------------------------------------------------------------------------------------------
World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                                        500,000              463,613
--------------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp,
12.75% Sr. Sub. Nts., 11/15/09(3)                                                                 1,000,000              925,000
                                                                                                                      ----------
                                                                                                                       9,767,214
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--15.4%
360networks, Inc.:
12% Sr. Unsec. Sub. Nts., 8/1/09                                                                    200,000              190,000
13% Sr. Unsec. Nts., 5/1/08(3)                                                                      800,000              804,000
13% Sr. Unsec. Nts., 5/1/08(3)EUR                                                                 1,200,000            1,133,065
--------------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                                     1,200,000            1,134,000
--------------------------------------------------------------------------------------------------------------------------------
Colo.com, Units (each unit consists of $1,000 principal amount of 13.875% sr. nts.,
3/15/10 and one warrant to purchase 19.9718 shares of common stock at $.01 per share)(3)(8)         600,000              648,000
--------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
7.625% Bonds, 7/31/08DEM                                                                          1,675,000              757,334
8.875% Sr. Nts., 11/30/07DEM                                                                        250,000              120,080
10.125% Sr. Nts., 11/30/07GBP                                                                       400,000              611,616
Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc. nts.,
12/15/06 and one warrant to purchase 7.8 ordinary shares)(5)(8)                                   1,775,000            2,260,906
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                                          800,000              848,000
--------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(5)                              600,000              297,000
--------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc., 13% Sr. Nts., 12/1/07(3)                                                           1,000,000              953,750
--------------------------------------------------------------------------------------------------------------------------------
ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09EUR                                  500,000              597,400
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09(3)EUR                                                                   1,000,000              920,256
10.75% Sr. Unsec. Sub. Nts., 12/15/09                                                               250,000              242,500
11.25% Sr. Nts., 7/1/08                                                                           1,900,000            1,890,500
--------------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(5)                                  250,000              113,750
--------------------------------------------------------------------------------------------------------------------------------
FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts., 3/30/10(3)                                                                        250,000              243,750
11.625% Sr. Nts., 3/30/10(1)EUR                                                                     250,000              220,478
--------------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(5)                                                        500,000              340,000
11.875% Sr. Nts., 1/15/10(3)                                                                        800,000              808,000
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625% Sr. Nts., 5/15/08                                             950,000              926,250
--------------------------------------------------------------------------------------------------------------------------------
Global Telesystems Group, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(3)EUR                              350,000              269,666
--------------------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10                                                        800,000              660,000
--------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc., 0%/12.75% Sr. Sub. Nts., 11/15/07(1)(5)(6)(7)                       1,250,000              181,250
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(5)                                        115,000               95,738
--------------------------------------------------------------------------------------------------------------------------------
ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08(5)                         1,220,000              640,500


                        Oppenheimer High Income Fund/VA                       11

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(5)                                                    $1,200,000           $  729,000
8.50% Sr. Nts., Series B, 1/15/08                                                                   800,000              740,000
8.60% Sr. Unsec. Nts., Series B, 6/1/08                                                             100,000               93,000
8.875% Sr. Nts., 11/1/07                                                                            460,000              432,400
--------------------------------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Nts., 12/15/09(3)EUR                                                      2,000,000            1,720,687
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc.:
0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(5)                                                       1,250,000              593,750
13.50% Sr. Unsec. Nts., 5/15/09                                                                     200,000              177,000
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(5)                                                                500,000              306,250
9.125% Sr. Unsec. Nts., 5/1/08                                                                      700,000              631,750
11% Sr. Nts., 3/15/08(3)                                                                          1,000,000              995,000
11.25% Sr. Nts., 3/15/10(3)                                                                         500,000              495,000
--------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 8.125% Sr. Unsec. Nts., 2/15/09                                                    300,000              271,500
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                                              750,000              742,500
10% Sr. Nts., 12/15/09EUR                                                                           500,000              468,971
10% Sr. Unsec. Nts., Series B, 11/15/08                                                           1,600,000            1,584,000
--------------------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 0%/10.50% Sr. Unsec. Disc. Nts., 9/30/07(5)                   214,074              108,107
--------------------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Communications Corp., 13% Sr. Nts., 4/1/10(3)                     1,200,000            1,134,000
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings BV, 0%/11% Sr. Disc. Nts., 11/1/07(1)(5)DEM                                          500,000              175,832
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.125% Sr. Nts., Series B, 6/15/09                                         1,350,000            1,289,250
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
9% Sr. Nts., 3/15/08                                                                                800,000              736,000
9.625% Sr. Nts., 10/1/07                                                                          1,210,000            1,146,475
10.75% Sr. Unsec. Nts., 11/15/08                                                                  1,200,000            1,188,000
10.75% Sr. Unsec. Nts., 6/1/09                                                                      200,000              198,000
--------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(3)                                     650,000              471,250
--------------------------------------------------------------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05(6)(7)                                                  750,000              566,250
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05                                                              750,000              693,750
10.50% Sr. Nts., 12/1/06(3)EUR                                                                    1,250,000            1,117,368
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(5)                    1,000,000              841,554
--------------------------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                                       1,050,000              879,375
--------------------------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., 2/15/10(3)                                       800,000              584,000
--------------------------------------------------------------------------------------------------------------------------------
RSL Communications plc:
10.50% Sr. Unsec. Nts., 11/5/08                                                                   1,450,000            1,007,750
12.875% Sr. Unsec. Nts., 3/1/10(3)                                                                1,000,000              755,000
--------------------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09(3)EUR                                                  1,200,000            1,130,189
--------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                            400,000              312,000
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                                    700,000              680,750
--------------------------------------------------------------------------------------------------------------------------------
Tritel PCS, Inc., 0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(5)                                  200,000              133,500
--------------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(5)                                      300,000              219,000


12                      Oppenheimer High Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(5)                                           $1,000,000          $   490,000
10.875% Sr. Nts., 8/1/09EUR                                                                         250,000              209,694
11.25% Sr. Nts., 11/1/09(3)EUR                                                                      500,000              424,780
--------------------------------------------------------------------------------------------------------------------------------
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                                                                   1,480,000            1,561,400
10.625% Sr. Nts., 11/15/09(3)                                                                       250,000              278,438
11.25% Sr. Unsec. Nts., 12/1/08                                                                     700,000              789,250
13.50% Sr. Unsec. Nts., 6/15/04                                                                     385,000              436,494
--------------------------------------------------------------------------------------------------------------------------------
Versatel Telecom International NV:
11.25% Sr. Nts., 3/30/10(3)EUR                                                                      600,000              537,056
11.875% Sr. Nts., 7/15/09                                                                           800,000              792,000
--------------------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08                                                         830,000              618,350
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(5)                               1,750,000              990,938
--------------------------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(3)                                         1,000,000              937,500
                                                                                                                     -----------
                                                                                                                      51,321,897
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--9.5%
AirGate PCS, Inc., 0%/13.50% Sr. Sub. Disc. Nts., 10/1/09(5)                                        200,000              115,500
--------------------------------------------------------------------------------------------------------------------------------
Alamosa PCS Holdings, Inc., 0%/12.875% Sr. Unsec. Disc. Nts., 2/15/10(5)                            200,000              105,000
--------------------------------------------------------------------------------------------------------------------------------
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                                  200,000              154,000
--------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(6)(7)                           1,834,000              144,428
--------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08                                           800,000              781,000
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(5)                                                               700,000              431,375
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(5)                                                       940,000              700,300
9% Sr. Nts., 5/15/11                                                                                750,000              695,625
10.75% Sr. Nts., 8/1/11                                                                             700,000              713,125
--------------------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(5)                                   1,000,000              577,500
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/15/10(3)                                          2,500,000            2,503,125
--------------------------------------------------------------------------------------------------------------------------------
ICO Global Communications (Holdings) Ltd., Units (each unit consists of
$1,000 principal amount of 15% sr. nts., 8/1/05 and one warrant to purchase
19.85 shares of common stock)(6)(7)(8)                                                              700,000              409,500
--------------------------------------------------------------------------------------------------------------------------------
IPCS, Inc., Units (each unit consists of $1,000 principal amount of 0%/14% sr.
disc. nts., 7/15/10 and one warrant to purchase 2,971,830 shares of common stock)(3)(5)(8)(10)      750,000              393,750
--------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., Units (each unit consists of 12.50% sr. nts., 4/15/10
and one warrant to purchase 5.146 shares of common stock)(3)(8)                                     550,000              486,750
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/12% Sr. Unsec. Disc. Nts., 6/1/09(5)                                                           1,000,000              662,500
0%/14% Sr. Disc. Nts., Series B, 6/1/06(5)                                                          700,000              649,250
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(1)(5)                          300,000              256,500
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07(5)                                                                250,000              186,875
0%/10.65% Sr. Disc. Nts., 9/15/07(5)                                                              1,000,000              790,000
9.375% Sr. Unsec. Nts., 11/15/09                                                                  1,000,000              960,000
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.50% Sr. Nts., 9/15/09(3)                                                                       2,200,000            2,365,000
11.625% Sr. Nts., 8/15/06                                                                         1,000,000            1,085,000
11.625% Sr. Nts., Series A, 8/15/06                                                               1,900,000            2,061,500


                        Oppenheimer High Income Fund/VA                       13

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications  (continued)
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(1)                                $  600,000          $   471,000
--------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(1)(5)                              1,150,000              477,250
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(5)                                 2,400,000            1,668,000
--------------------------------------------------------------------------------------------------------------------------------
Polska Telefoniz Cyfrowa International Financial II SA, 11.25% Sr. Sub. Nts., 12/1/09(1)EUR         400,000              392,547
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                                            800,000              812,000
11.75% Sr. Sub. Nts., 7/15/07                                                                       425,000              459,000
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09(3)(9)                                                   394,554              387,874
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                     1,900,000            1,852,500
--------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(5)                                 2,720,000            1,931,200
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(5)                                                         675,000              398,250
0%/12% Sr. Disc. Nts., 7/15/08(5)                                                                 1,640,000            1,148,000
10.75% Sr. Nts., 3/15/10(3)                                                                         500,000              501,250
--------------------------------------------------------------------------------------------------------------------------------
Telecorp PCS, Inc., 0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(5)                               200,000              131,500
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Nts., 11/15/09(3)                                         3,500,000            3,640,000
                                                                                                                     -----------
                                                                                                                      31,497,974
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--1.9%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(3)                                              750,000               78,750
--------------------------------------------------------------------------------------------------------------------------------
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                                     500,000              446,250
9.125% Sr. Nts., 12/15/06                                                                         1,200,000            1,158,000
--------------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09                          500,000              460,000
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                                 1,500,000            1,312,500
--------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                                400,000              330,000
--------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                      410,000              375,150
--------------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(5)                                    2,000,000              520,000
--------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                              540,000              429,300
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                     600,000              504,000
--------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                    800,000              746,000
--------------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC/RTI Capital Corp., 13.75% Sr. Sec. Nts., 7/15/09            500,000               90,625
                                                                                                                     -----------
                                                                                                                       6,450,575
--------------------------------------------------------------------------------------------------------------------------------
Retail--0.4%
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                          900,000              796,500
--------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                                  600,000              537,000
                                                                                                                     -----------
                                                                                                                       1,333,500
--------------------------------------------------------------------------------------------------------------------------------
Service--3.5%
Allied Waste North America, Inc.:
7.625% Sr. Nts., Series B, 1/1/06                                                                   500,000              440,000
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                            500,000              428,750
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                                        1,100,000              924,000
--------------------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Gtd. Sr. Sub. Nts., Series B, 10/15/08                500,000              468,750
--------------------------------------------------------------------------------------------------------------------------------
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(5)                                             450,000               47,250
--------------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                                    940,000              334,875
--------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories, Inc., 13.50% Sr. Sub. Nts., 10/1/09(3)                                1,100,000            1,141,250


14                      Oppenheimer High Income Fund/VA

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Service  (continued)
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                        $  350,000          $   176,750
--------------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                                          625,000              478,125
--------------------------------------------------------------------------------------------------------------------------------
Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09                          600,000              489,000
--------------------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                       650,000              585,000
--------------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(1)                                  1,500,000            1,141,875
--------------------------------------------------------------------------------------------------------------------------------
Protection One, Inc., 7.375% Sr. Unsec. Nts., 8/15/05                                             1,800,000            1,350,000
--------------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B, 11/15/09                                  700,000              718,375
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                                           350,000              311,500
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                                     1,700,000            1,542,750
--------------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(5)                     2,100,000            1,149,750
                                                                                                                     -----------
                                                                                                                      11,728,000
--------------------------------------------------------------------------------------------------------------------------------
Transportation--5.5%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                              1,000,000              962,500
--------------------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05(1)                                                                            800,000              702,000
10.50% Sr. Nts., 8/1/04                                                                           1,200,000            1,113,000
--------------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08                                                                           1,325,000            1,265,375
9.375% Sr. Unsec. Nts., 11/15/06                                                                  1,000,000              965,000
10.75% Sr. Nts., 8/1/05                                                                             700,000              714,875
--------------------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06                                                1,200,000              774,000
--------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., Series B, 5/1/09                                                                1,300,000            1,137,500
9% Sr. Sub. Nts., Series B, 5/1/09EUR                                                               300,000              276,077
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                               915,000              918,431
--------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                                        600,000              592,500
--------------------------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05(1)                                                500,000              337,500
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.65% first priority ship mtg. sr. sec. nts., 7/15/05 and one warrant to purchase
five shares of common stock)(1)(2)(8)                                                               700,000              367,500
--------------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(3)                     1,000,000              405,000
--------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07                          2,125,000            1,859,375
--------------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts., 12/31/07(1)                                    273,437              170,898
--------------------------------------------------------------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08                                                     1,500,000              952,500
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                                   1,000,000              895,000
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines Lease, 14% Equipment Trust, 7/2/08(1)                                          797,732              662,118
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                                          950,000              698,250
--------------------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts., Series B, 12/15/03           2,600,000            2,590,250
                                                                                                                     -----------
                                                                                                                      18,359,649


                        Oppenheimer High Income Fund/VA                       15

Statement of Investments  (Unaudited) (Continued)

                                                                                                 Principal          Market Value
                                                                                                 Amount             Note 1
--------------------------------------------------------------------------------------------------------------------------------
Utility--0.8%
Azurix Corp., 10.75% Sr. Nts., 2/15/10(3)                                                        $  600,000         $    580,500
--------------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 8.75% Sr. Nts., 7/15/07                                                              545,000              532,056
--------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11(11)                              555,000              583,717
--------------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                             1,000,000              887,224
                                                                                                                    ------------
                                                                                                                       2,583,497
                                                                                                                    ------------
Total Corporate Bonds and Notes (Cost $291,524,656)                                                                  257,973,990

                                                                                                 Shares
================================================================================================================================
Preferred Stocks--5.4%
--------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(1)(9)                                           10,325               85,181
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series A(1)(9)                                                                       93,809            2,345,225
--------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7% Cv., Non-Vtg.(6)                                                         20,000            1,280,000
--------------------------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum. Sr. Exchangeable, Non-Vtg.(9)                                              507              102,667
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 13.50% Sr. Redeemable Exchangeable, Series B, Non-Vtg.(9)                     649              641,699
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.(9)                                                                  1,312            1,269,360
13% Sr. Exchangeable, Non-Vtg.(9)                                                                     1,136            1,178,600
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(9)                                        453               88,901
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(1)(6)                       8,000              202,000
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A(1)                                            20                  300
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 10.50% Sr. Exchangeable(9)                                                      7,500              725,625
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(9)                                                    330              287,100
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 13.50% Exchangeable, Series B(9)                                       967              935,573
--------------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(9)                           7,274                  909
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(9)                              1,356            1,318,710
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.(9)                                                 34,424            1,781,442
--------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(9)                                   51              490,875
--------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                                              10,000              862,500
9.20% Exchangeable, Series F, Non-Vtg.                                                                2,500              226,875
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 13.875% Cum., Non-Vtg.(9)                                                           1,379            1,561,718
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(9)                                         1,646            1,551,355
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Cum. Nts., Series B, Non-Vtg.(9)                                                                 196              828,100
13.75% Exchangeable(3)                                                                                   53              223,925
--------------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                                                    517                7,949
                                                                                                                    ------------
Total Preferred Stocks (Cost $21,191,050)                                                                             17,996,589


16                      Oppenheimer High Income Fund/VA


Statement of Investments  (Unaudited) (Continued)

                                                                                                                    Market Value
                                                                                                    Shares          Note 1
================================================================================================================================
Common Stocks--0.5%
--------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA(3)(6)                                                                                  121,950           $  106,706
--------------------------------------------------------------------------------------------------------------------------------
ECM Fund, LPI(1)(6)                                                                                     150              131,437
--------------------------------------------------------------------------------------------------------------------------------
Equitable Bag, Inc.(1)(6)                                                                             3,723                3,723
--------------------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc.(1)(6)                                                                               30,000              603,750
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.(1)(6)                                                                       226              119,780
--------------------------------------------------------------------------------------------------------------------------------
Globix Corp.(6)                                                                                       5,000              146,563
--------------------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc.(6)                                                                              56                   --
--------------------------------------------------------------------------------------------------------------------------------
Optel, Inc.(1)(6)                                                                                       945                    9
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(1)(6)                                                                  7,252                   73
--------------------------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp.(6)                                                                         5,000              581,484
--------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp.(1)(6)                                                                                 1,353                   14
                                                                                                                      ----------
Total Common Stocks (Cost $910,228)                                                                                    1,693,539

                                                                                                    Units
================================================================================================================================
Rights, Warrants and Certificates--0.5%
CellNet Data Systems, Inc. Wts., Exp. 10/1/07(3)                                                      1,434                  896
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 6/16/07(1)                                                                 62,000               18,600
--------------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories, Inc. Wts., Exp. 10/1/09(1)                                                1,100               11,000
--------------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp. 9/15/05                                                        660               12,305
--------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(1)                                                   2,000               45,000
--------------------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08                                                    1,750                   --
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08(1)                                                               1,500               39,000
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05(1)                                                      475                4,863
--------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp. 12/1/07                                                                      1,000              100,000
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/15/05(1)                                                    52,500                  525
--------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/1/01                                                         15,626               17,579
--------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/23/03                                                                                          8,351                   --
Exp. 1/23/03(1)                                                                                       4,766                   48
Exp. 9/1/04(1)                                                                                       14,000                   --
--------------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05                                                           5,940               83,780
--------------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02                                                                950                   --
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07(1)                                                                     765                   --
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1)                                                      2,455                7,520
--------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(1)                                                 800                   80
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1)                                                 800                9,500
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(3)                                               3,200              257,600
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1)                                                     1,500                  375
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc. Wts., Exp. 12/15/07(1)                                                    750              352,594
--------------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc. Wts., Exp. 3/31/03(1)                                                                 170                    9
--------------------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc. Wts.:
Exp. 11/1/03(1)                                                                                      28,000               49,000
Exp. 6/30/05(1)                                                                                       1,600                  160


                        Oppenheimer High Income Fund/VA                       17


Statement of Investments  (Unaudited) (Continued)

                                                                                                                    Market Value
                                                                                                Units               Note 1
================================================================================================================================
Rights, Warrants and Certificates  (continued)
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp. Wts., Exp. 5/1/09(3)                                                                 1,200         $    598,800
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04(1)                                                            121,440                1,214
--------------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp. 7/15/09(1)                                           500                    5
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/1/05(1)                                                                    5,250               61,031
                                                                                                                    ------------
Total Rights, Warrants and Certificates (Cost $194,136)                                                                1,671,484

                                                                                                Principal
                                                                                                Amount
================================================================================================================================
Structured Instruments--1.3%
--------------------------------------------------------------------------------------------------------------------------------
Bear Stearns, Inc., High Yield Bond Index Linked Nts.:
10%, 2/16/01                                                                                    $ 3,000,000            2,928,600
10%, 3/14/01                                                                                      1,500,000            1,492,950
--------------------------------------------------------------------------------------------------------------------------------
Total Structured Instruments (Cost $4,500,000)                                                                         4,421,550

================================================================================================================================
Repurchase Agreements--8.0%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 6.55%, dated 6/30/00, to be repurchased at $26,617,521 on 7/3/00, collateralized by U.S. Treasury Nts.,
5%-7.50%, 8/31/00-5/15/08, with a value of $20,068,190 and U.S. Treasury Bonds,
5.25%-12%, 8/15/03-11/15/28, with a value of $7,089,185 (Cost $26,603,000)                       26,603,000           26,603,000

--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $365,764,941)                                                        99.1%         329,759,344
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         0.9            2,934,263
                                                                                                -----------         ------------
Net Assets                                                                                            100.0%        $332,693,607
                                                                                                ===========         ============

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
     ARP -- Argentine Peso    EUR -- Euro
     CAD -- Canadian Dollar   GBP -- British Pound Sterling
     DEM -- German Mark       IDR -- Indonesian Rupiah
1. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $41,642,084 or 12.52% of the Fund's net assets as of June 30, 2000.
4. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
6. Non-income-producing security.
7. Issuer is in default.
8. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
9. Interest or dividend is paid in kind.
10. When-issued security to be delivered and settled after June 30, 2000.
11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


18                      Oppenheimer High Income Fund/VA

Statement of Assets and Liabilities  June 30, 2000 (Unaudited)

================================================================================================
Assets
Investments, at value (cost $365,764,941)--see accompanying statement               $329,759,344
------------------------------------------------------------------------------------------------
Cash                                                                                      55,323
------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                     13,793
------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                             6,649,154
Shares of beneficial interest sold                                                       282,803
Investments sold                                                                         249,323
Closed foreign currency contracts                                                         31,356
Other                                                                                      2,233
                                                                                    ------------
Total assets                                                                         337,043,329
================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                     67,522
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $380,775 purchased on a when-issued basis)            3,786,342
Shares of beneficial interest redeemed                                                   486,482
Trustees' compensation                                                                       805
Transfer and shareholder servicing agent fees                                                565
Other                                                                                      8,006
                                                                                    ------------
Total liabilities                                                                      4,349,722
================================================================================================
Net Assets                                                                          $332,693,607
                                                                                    ============
================================================================================================
Composition of Net Assets
Paid-in capital                                                                     $371,495,369
------------------------------------------------------------------------------------------------
Undistributed net investment income                                                   15,930,580
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions       (18,675,811)
------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                             (36,056,531)
                                                                                    ------------
Net assets--applicable to 34,773,077 shares of beneficial interest outstanding      $332,693,607
                                                                                    ============
================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                   $9.57

See accompanying Notes to Financial Statements.


                        Oppenheimer High Income Fund/VA                       19

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

=====================================================================================
Investment Income
Interest (net of foreign withholding taxes of $5,087)                    $ 16,270,513
-------------------------------------------------------------------------------------
Dividends                                                                   1,270,317
                                                                         ------------
Total income                                                               17,540,830
=====================================================================================
Expenses
Management fees                                                             1,203,564
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                     8,020
-------------------------------------------------------------------------------------
Trustees' compensation                                                          1,845
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                   1,431
-------------------------------------------------------------------------------------
Other                                                                          25,952
                                                                         ------------
Total expenses                                                              1,240,812
Less expenses paid indirectly                                                  (5,304)
                                                                         ------------
Net expenses                                                                1,235,508
=====================================================================================
Net Investment Income                                                      16,305,322
=====================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                (8,189,968)
Closing of futures contracts                                                   99,491
Foreign currency transactions                                                  96,220
                                                                         ------------
Net realized loss                                                          (7,994,257)
-------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                (9,773,043)
Translation of assets and liabilities denominated in foreign currencies      (710,796)
                                                                         ------------
Net change                                                                (10,483,839)
                                                                         ------------
Net realized and unrealized loss                                          (18,478,096)
=====================================================================================
Net Decrease in Net Assets Resulting from Operations                     $ (2,172,774)
                                                                         ============

See accompanying Notes to Financial Statements.


20                      Oppenheimer High Income Fund/VA

Statements of Changes in Net Assets

                                                                   Six Months Ended   Year Ended
                                                                   June 30, 2000      December 31,
                                                                   (Unaudited)        1999
==================================================================================================
Operations
Net investment income                                              $ 16,305,322       $ 32,738,738
--------------------------------------------------------------------------------------------------
Net realized loss                                                    (7,994,257)        (5,996,441)
--------------------------------------------------------------------------------------------------
Net change in unrealized depreciation                               (10,483,839)       (12,106,097)
                                                                   ------------       ------------
Net increase (decrease) in net assets resulting from operations      (2,172,774)        14,636,200
==================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                (33,307,606)       (23,246,834)
==================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions                                     27,345,389         20,876,575
==================================================================================================
Net Assets
Total increase (decrease)                                            (8,134,991)        12,265,941
--------------------------------------------------------------------------------------------------
Beginning of period                                                 340,828,598        328,562,657
                                                                   ------------       ------------
End of period (including undistributed net investment
income of $15,930,580 and $32,932,864, respectively)               $332,693,607       $340,828,598
                                                                   ============       ============

See accompanying Notes to Financial Statements.


                        Oppenheimer High Income Fund/VA                       21

Financial Highlights

                                                      Six Months       Year Ended
                                                      Ended June 30,   December 31,
                                                      2000 (Unaudited) 1999        1998        1997        1996       1995
==============================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                    $10.72           $11.02      $11.52      $11.13      $10.63     $ 9.79
------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                      .51             1.01         .95         .94         .97        .98
Net realized and unrealized gain (loss)                   (.57)            (.55)       (.90)        .37         .58        .94
------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                   (.06)             .46         .05        1.31        1.55       1.92
------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (1.09)            (.76)       (.25)       (.91)      (1.05)     (1.08)
Distributions from net realized gain                        --               --        (.30)       (.01)         --         --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders     (1.09)            (.76)       (.55)       (.92)      (1.05)     (1.08)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $ 9.57           $10.72      $11.02      $11.52      $11.13     $10.63
                                                        ======           ======      ======      ======      ======     ======
==============================================================================================================================
Total Return, at Net Asset Value(1)                      (0.62)%           4.29%       0.31%      12.21%      15.26%     20.37%
==============================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $332,694         $340,829    $328,563    $291,323    $191,293   $133,451
------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $327,781         $340,519    $322,748    $223,617    $157,203   $115,600
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                    10.00%            9.61%       8.65%       8.88%       9.18%      9.81%
Expenses                                                  0.76%            0.75%       0.78%(3)    0.82%(3)    0.81%(3)   0.81%(3)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     13%              33%        161%        168%        125%       107%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


22                      Oppenheimer High Income Fund/VA

Notes to Financial Statements  (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high-yield fixed income securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes' volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of June 30, 2000, the market value of these securities comprised 2.86% of the Fund's net assets and resulted in realized and unrealized losses in the current period of $1,474,015. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in
Note 5.
--------------------------------------------------------------------------------
Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2000, the Fund had entered into outstanding net when-issued or forward commitments of $380,775.
         In connection with its ability to purchase securities on a when-issued, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2000, securities with an aggregate market value of $2,291,377, representing 0.69% of the Fund's net assets, were in default.


                        Oppenheimer High Income Fund/VA                       23

================================================================================
1. Significant Accounting Policies  (continued)
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. As of December 31, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $8,335,000, which expires between 2006 and 2007.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
-------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


24                      Oppenheimer High Income Fund/VA

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                             Six Months Ended June 30, 2000     Year Ended December 31, 1999
                                             ------------------------------     ----------------------------
                                             Shares          Amount             Shares         Amount
------------------------------------------------------------------------------------------------------------
Sold                                          7,371,117      $ 73,356,349        13,810,332    $ 149,141,858
Dividends and/or distributions reinvested     3,447,992        33,307,606         2,201,405       23,246,834
Redeemed                                     (7,827,598)      (79,318,566)      (14,037,090)    (151,512,117)
                                             ----------      ------------       -----------    -------------
Net increase                                  2,991,511      $ 27,345,389         1,974,647    $  20,876,575
                                             ==========      ============       ===========    =============

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $43,347,794 and $38,851,096, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended June 30, 2000 was an annualized rate of 0.74%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of June 30, 2000, the Fund had outstanding foreign currency contracts as follows:

                                        Expiration       Contract           Valuation as of       Unrealized      Unrealized
Contract Description                    Date             Amount (000s)      June 30, 2000         Appreciation    Depreciation
------------------------------------------------------------------------------------------------------------------------------
Contracts to Sell
British Pound Sterling (GBP)             9/5/00          3,545 GBP          $5,373,568            $    --              $63,098
Canadian Dollar (CAD)                   11/1/00            540 CAD             365,628                 --                4,424
Euro (EUR)                              10/6/00          3,470 EUR           3,346,505             13,793                   --
                                                                                                  -------              -------
Total Unrealized Appreciation and Depreciation                                                    $13,793              $67,522
                                                                                                  =======              =======


                        Oppenheimer High Income Fund/VA                       25

================================================================================
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly-based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
         Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================
7. Illiquid or Restricted Securities
As of June 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2000 was $30,883,029, which represents 9.28% of the Fund's net assets, of which $4,258,850 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                                    Valuation Per
                                                                   Acquisition           Cost Per                   Unit as of
Security                                                           Dates                 Unit                       June 30, 2000
---------------------------------------------------------------------------------------------------------------------------------
Bonds
-----
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05            12/8/95-8/13/96          100.00%-105.75%                107.64%
---------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines Lease, 14% Equipment Trust, 7/2/08            3/19/98                  101.00                          83.00

Stocks and Warrants
-------------------
CGA Group Ltd. Wts., Exp. 6/16/07                                  6/17/97               $     --                         $  0.30
---------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series A                                           6/17/97-6/28/00           24.97-25.03                    25.00
---------------------------------------------------------------------------------------------------------------------------------
ECM Fund, LPI                                                      4/14/92                1,000.00                         876.25
---------------------------------------------------------------------------------------------------------------------------------
Real Time Data Wts., Exp. 5/31/04                                  6/30/99                    0.01                           0.01
---------------------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc.                                                   4/18/00                   15.25                          20.13
---------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc.                                        4/6/00                   530.00                         530.00


26                      Oppenheimer High Income Fund/VA

Oppenheimer High Income Fund/VA
A Series of Oppenheimer Variable Account Funds

====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, Trustee and President
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           David P. Negri, Vice President
                                           Thomas P. Reedy, Vice President
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer High Income Fund/VA. For other material information concerning the Fund, see its prospectus. This report must be preceded or accompanied by the Fund's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


         (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


                        Oppenheimer High Income Fund/VA                       27